Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share

Years Ended December 31,	2011	2010	2009
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$90,450	$80,760	$43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	6,045	4,775	3,320

Earnings allocated to Watsco, Inc. shareholders	$84,405	$75,985	$39,994

Weighted-average Common and Class B common shares outstanding for basic earnings per share	30,678,206	30,467,212	28,223,275
Basic earnings per share for Common and Class B common stock	$2.75	$2.49	$1.42
Allocation of earnings for Basic:
Common stock	$76,574	$68,856	$35,963
Class B common stock	7,831	7,129	4,031

	$84,405	$75,985	$39,994

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$90,450	$80,760	$43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	6,042	4,772	3,320

Earnings allocated to Watsco, Inc. shareholders	$84,408	$75,988	$39,994

Weighted-average Common and Class B common shares outstanding for basic earnings per share	30,678,206	30,467,212	28,223,275
Effect of dilutive stock options	75,085	111,396	298,162

Weighted-average Common and Class B common shares outstanding for diluted earnings per share	30,753,291	30,578,608	28,521,437

Diluted earnings per share for Common and Class B common stock	$2.74	$2.49	$1.40